MASSMUTUAL SELECT FUNDS

Supplement dated September 24, 2007 to the

Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information supplements the information found in the section titled Investing In The Funds – Buying, Redeeming and Exchanging Shares:

The Funds have been informed by MassMutual’s Retirement Services division, which serves as a recordkeeper for MassMutual’s retirement plan customers, that it intends to implement a new excessive trading monitoring policy that will affect all investment options, including the Funds, available to MassMutual’s retirement plan customers. Plan participants will be prohibited from transferring into most mutual funds and similar investment options if they have transferred into and out of the same option within the previous 60 days. Certain options (including the Strategic Bond Fund, Destination Retirement Income Fund and Destination Retirement 2010 Fund) will not be subject to this rule. This rule will not prohibit plan participants from transferring out of any option at any time. MassMutual is expected to adopt a similar policy with respect to its IRA customers and the Funds may adopt a similar policy in the future.

The following information replaces similar information for the Destination Retirement Funds:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity and fixed income & short term funds as of September 13, 2007. The table also lists the approximate asset allocation, as of September 13, 2007, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040
Equity	37.1%	59.7%	62.4%	85.9%	97.0%

Domestic Equity

Select Fundamental Value (Wellington)	2.1%	2.0%	4.5%	8.3%	10.0%

Select Large Cap Value (Davis)	0.8%	1.1%	2.5%	4.5%	5.3%

Select Diversified Value (AllianceBernstein)	1.5%	1.1%	2.5%	4.5%	5.4%

Premier Enhanced Index Value (Babson Capital)	4.1%	6.0%	6.1%	4.9%	5.5%

Select Aggressive Growth (Sands Capital/DMC)	1.7%	1.6%	3.5%	6.9%	7.8%

Premier Enhanced Index Growth (Babson Capital)	3.3%	5.6%	6.2%	5.6%	6.5%

International Equity

Select Overseas (Harris/MFS)	3.9%	4.0%	6.5%	8.6%	9.5%

Premier International Equity (OFI Institutional)	1.9%	1.8%	3.0%	4.4%	5.0%

Fixed Income & Short Term	62.9%	40.3%	37.6%	14.1%	3.0%

Premier Core Bond (Babson Capital)	15.2%	15.0%	11.2%	3.2%	0.6%

Premier Diversified Bond (Babson Capital)	11.5%	12.2%	8.9%	3.3%	0.6%

Premier Inflation-Protected Bond (Babson Capital)	16.1%	14.4%	10.5%	4.7%	1.0%

Premier Short-Duration Bond (Babson Capital)	12.6%	10.3%	4.6%	0.8%	0.0%

Note: The allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income & short term funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Premier Value (OFI Institutional), Select Growth Equity (GMO), Select Blue Chip Growth (T. Rowe Price), Premier Capital Appreciation (OFI), Select Focused Value (Harris/Cooke & Bieler), Select Mid Cap Value (Cooke & Bieler), Select Mid Cap Growth Equity (Navellier), Select Mid Cap Growth Equity II (T. Rowe Price), Select Small Company Value (Clover/T. Rowe Price/Earnest Partners), Select Small Cap Value Equity (SSgA FM), Select Emerging Growth (DMC/Insight Capital), Select Small Cap Growth Equity (Waddell & Reed/Wellington), Select Small Company Growth (Mazama/Eagle), Select Small Cap Core Equity (GSAM), Premier Main Street Small Cap (OFI Institutional), Select Diversified International (AllianceBernstein), Premier Strategic Income (OFI Institutional) and Premier Money Market (Babson Capital).

The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration. MassMutual periodically reviews the target allocations and underlying investment options and may, at any time, change the target allocations or deem it appropriate to deviate from the target allocations. The chart below is presented only as an illustration of how the process of re-allocation occurs as each Fund approaches its target date.

B3001M-07-02

MASSMUTUAL SELECT FUNDS

Supplement dated September 24, 2007 to the

Statement of Additional Information dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information supplements the information found in the section titled, Non-Fundamental Investment Restrictions of the Blue Chip Growth Fund beginning on page B-34:

(7) To the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust, acquire any securities of registered open-end investment companies or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, except this restriction shall not prohibit the investment by the Fund in money market funds managed by T. Rowe Price pursuant to an exemptive order.

The following information replaces similar information found on page B-42 in the section titled Management of the Trust:

Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, unless the Trustees determine that it is desirable and in the best interest of the Trust than an exception to the retirement policy of the Trust be made, a Trustee shall retire and cease to serve as a Trustee upon the conclusion of the calendar year in which such Trustee attains the age of seventy-two years, except that any Trustee who attains the age of seventy-two years during 2007 shall retire and cease to serve as a Trustee on or before December 31, 2009.

The following information supplements similar information found in the section titled Compensation on page B-44:

Effective as of May 9, 2007, the quarterly fee and in-person meeting fee were changed to $8,200 and $4,300, respectively.

Also effective as of May 9, 2007, the additional quarterly fee paid to the Chairperson of the Board of Trustees was changed to $4,125.

In addition, retroactive to January 1, 2006, the Chairperson of the Board of Trustees is paid an additional 50% meeting fee for each non-telephonic Board meeting attended by him or her.

The following information replaces the information found in the section titled Appendix B—Proxy Voting Policies beginning on page B-81:

The following represents the proxy voting policies (the “Policies”) of the MassMutual Select Funds (the “Fund”) with respect to the voting of proxies on behalf of each series of the Fund (the “Series”). It is the general policy of the Fund, and Massachusetts Mutual Life Insurance Company (“MassMutual”) as investment manager to the Series, to delegate (with the exception of any “Funds of Funds”) voting responsibilities and duties with respect to all proxies to the investment sub-advisers (the “Sub-Advisers”) of the Series.

I. GENERAL PRINCIPLES

In voting proxies, the Sub-Advisers shall be guided by general fiduciary principles and their respective written proxy voting policies. The Sub-Advisers shall act prudently and solely in the best interest of the beneficial owners of the accounts they respectively manage, and for the exclusive purpose of providing benefit to such persons.

II. SUB-ADVISERS

1. The Sub-Advisers shall each have the duty to provide a copy of their written proxy voting policies to MassMutual and the Fund annually. The Sub-Advisers’ written proxy voting policies shall maintain procedures that address potential conflicts of interest.

2. The Sub-Advisers shall each maintain a record of all proxy votes exercised on behalf of each series of the Fund for which they act as investment sub-adviser and shall furnish such records to MassMutual and the Fund annually.

3. The Sub-Advisers shall report proxy votes that deviated from their normal proxy voting policies and any exceptions to their proxy voting policies to MassMutual quarterly.

4. The Sub-Advisers shall provide the Fund and MassMutual with all such information and documents relating to the Sub-Adviser’s proxy voting in a timely manner, as shall be necessary for the Fund and MassMutual to comply with applicable laws and regulations.

III. THE FUND AND MASSMUTUAL

1. The Chief Compliance Officer of the Fund shall annually update the Trustees after a review of the Sub-Advisers’ proxy voting policies and actual voting records.

2. The Trustees of the Fund shall not vote proxies on behalf of the Fund or the Series.

3. MassMutual shall not vote proxies on behalf of the Fund or the Series, except that MassMutual shall vote proxies on behalf of any Funds of Funds for which it serves as investment adviser.

The following information supplements the information found in the section titled Appendix B—Proxy Voting Policies beginning on page B-81:

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

Investment Adviser Policies and Procedures Manual

Proxy Voting Policies and Procedures

as Investment Adviser to the Fund of Fund Series of the MassMutual Select Funds,

MassMutual Premier Funds, MML Series Investment Fund and MML Series Investment Fund II

(August 31, 2007)

General Overview

Policy:

It is the policy of MassMutual to fulfill its responsibilities under Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with respect to its role as investment adviser to each series of the MassMutual Select Funds, MassMutual Premier Funds, MML Series Investment Fund and MML Series Investment Fund II (each, a “Trust”) operating as a “fund of funds” (each a “Fund” and, collectively, the “Funds”). MassMutual will vote proxies for the Funds in a manner intended to be in the best interest of the Funds and to minimize any material conflicts between the interests of MassMutual and the Funds.

Background:

MassMutual currently serves as investment adviser to each of the Funds. Each Fund currently invests in other series of the Trusts and may also invest in mutual funds advised by OppenheimerFunds Inc., a MassMutual affiliate.

MassMutual will vote proxies of the underlying funds held by the Funds in accordance with the following procedure.

Procedure:

1. When a Fund holds shares of an underlying fund advised by MassMutual, MassMutual will vote in favor of proposals recommended by the underlying fund’s Board of Trustees and by a majority of the Trustees of the underlying fund who are not interested persons of the underlying fund or of MassMutual. However, MassMutual may alternatively, in its discretion, (i) seek instruction from the Fund’s Board of Trustees (or any member or committee thereof (provided that such member, or each member of such committee, as the case may be, is not an interested person of the underlying fund or of MassMutual) delegated authority to provide such instructions to MassMutual) and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent consultant retained by MassMutual to provide a recommendation, on the basis solely of the best interest of the Fund and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MassMutual shall first seek and obtain the prior approval of its Registered Investment Advisor Oversight Committee, or, if it is not possible to obtain a quorum of such committee, of two members of the Registered Investment Advisor Oversight Committee.

2. When a Fund holds shares of an underlying fund advised by a control affiliate of MassMutual, MassMutual will generally vote the shares held by the Fund in the same proportions (for, against, abstain) as the votes of all other shareholders (other than MassMutual or a control affiliate of MassMutual) of such underlying fund. However, MassMutual may alternatively, in its discretion, (i) seek instruction from the Fund’s Board of Trustees (or any member or committee thereof (provided that such member, or each member of such committee, as the case may be, is not an interested person of the underlying fund or of MassMutual) delegated authority to provide such instructions to MassMutual) and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent consultant retained by MassMutual to provide a recommendation, on the basis solely of the best interest of the Fund and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MassMutual shall first seek and obtain the prior approval of its Registered Investment Advisor Oversight Committee, or, if it is not possible to obtain a quorum of such committee, of two members of the Registered Investment Advisor Oversight Committee.

Operating Procedures

MassMutual shall exercise its proxy voting responsibility with respect to the Fund through MassMutual Retirement Services Investment Management (“RS Investment Management”).

All proxy statements and proxy cards received by a MassMutual employee relating to a Fund are to be immediately forwarded to RS Investment Management for logging and posting of votes.

RS Investment Management, acting through the head of Investment Services or the head of Investment Management is responsible for (i) logging, reviewing and casting the vote for all proxies solicited and received with respect to each Fund, (ii) voting such proxies in a manner consistent with these policies and procedures, (iii) documenting the method followed in determining how to cast the vote, and (iv) maintaining the records required by Rule 204-2 under the Advisers Act.

Record Retention

RS Investment Management will retain for such time periods as set forth in Rule 204-2:

•	Copies of all policies and procedures required by the Rule;

•	A copy of each proxy statement that MassMutual receives regarding a Fund’s investments;

•	A record of each vote cast by MassMutual on behalf of a Fund; and

•	A copy of any document created by MassMutual that was material to making a decision how to vote proxies on behalf of a Fund or that memorializes the basis for that decision.

The following information replaces similar information found in the SAI:

Investors Bank & Trust Company (“IBT”) is now known as State Street Bank and Trust Company (“State Street”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-07-1